Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Authorized Shares	authorized shares under this plan.
Schedule of Nonvested Restricted Stock Units Activity
A summary of the non-vested share and RSU activity is as follows:

	Non-Vested Shares		Restricted Share Units
	Shares	Weighted-Average Grant Date Fair Value	Units	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2015	107	$14.21	199	$14.67
Granted	149	$3.74	188	$3.92
Forfeited	—	$—	(98)	$12.96
Vested	(86)	$13.01	(79)	$14.53
Outstanding at December 31, 2015	170	$10.08	210	$5.91
Expected to vest at December 31, 2015	170	$10.08	106	$5.30

Summary of award information associated with market and non-market-based performance condition awards
The status of PSUs that have been awarded as part of the active LTC Plans is summarized below as of December 31, 2015:

Plan Year	Grant Date Fair Value	Estimated Number of Performance Shares to be Issued	Maximum Number of Performance Shares that Could Potentially be Issued
2014 LTC Plan
RTSR performance condition	$20.16	—	69
ROIC performance condition	$14.35	—	69
2013 LTC Plan
RTSR performance condition	$24.74	—	46
ROIC performance condition	$16.29	—	46

Schedule of Share Based Payment Award Performance Share Valuation Assumptions
The grant date fair values of PSU awards containing the RTSR performance condition were estimated using a Monte Carlo simulation with the following assumptions:

	2014	2013
Grant Date Fair Value per Share Unit	$20.16	$24.74
Expected volatility	40.8%	59.5%
Risk-free interest rate	0.79%	0.38%
Expected life (in years)	2.77	2.82
Expected dividend yield	—	—

Schedule of Share-based Compensation, Stock Options, Activity
A summary of stock option activity under all stock-based compensation plans is as follows:

	Shares	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Remaining Contractual Life
Stock options outstanding at January 1, 2015	82	$13.62
Granted	707	$3.92
Exercised	—	$—
Forfeited	(64)	$5.03
Expired	(34)	$14.77
Stock options outstanding at December 31, 2015	691	$4.43	$—	9.2 years
Stock options exercisable at December 31, 2015	40	$12.79	$—	2.2 years
Stock options vested or expected to vest as of December 31, 2015	530	$4.59	$—	9.0 years

Short-term Incentive Plan - 2015 [Member] | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average grant date fair value of $2.10 per share for the options granted under the 2015 STI Plan was estimated using the Black-Scholes option-pricing model with the following assumptions:

Expected volatility	56.1%
Risk-free interest rate	1.8%
Expected life (in years)	6.0
Expected dividend yield	—

Long-Term Compensation Plan -2015 [Member] | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average grant date fair value of $2.05 per share for the options granted under the 2015 LTC Plan was estimated using the Black-Scholes option-pricing model with the following assumptions:

Expected volatility	55.7%
Risk-free interest rate	1.8%
Expected life (in years)	5.8
Expected dividend yield	—